ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Currency translation adjustment	Benefit plans	Cash flow hedges	Total AOCI
Balance as of January 1, 2024	$(1,335)	$674	$26	$(635)
AOCI before reclasses – net of taxes of $(13), $(15), and $—(a)	11	—	(5)	7
Reclasses from AOCI – net of taxes of $—, $(1), and $ —	—	(67)	13	(54)
Less: AOCI attributable to noncontrolling interests	—	2	—	2
Balance as of March 31, 2024	$(1,324)	$604	$34	$(686)
Balance as of January 1, 2023	$(1,445)	$32	$(43)	$(1,456)
Transfer or allocation of benefit plans – net of taxes of $—, $70, and $ —	—	1,702	—	1,702
AOCI before reclasses – net of taxes of $—, $12, and $ —	44	34	12	90
Reclasses from AOCI – net of taxes of $—, $—, and $ —	18	(78)	5	(54)
Less: AOCI attributable to noncontrolling interests	(1)	(2)	—	(3)
Balance as of March 31, 2023	$(1,381)	$1,692	$(26)	$285

(a)	Currency translation adjustment includes $39 million of accumulated other comprehensive income (loss) allocated to GE Vernova in connection with the Spin-Off.

	Currency translation adjustments	Benefit plans	Cash flow hedges	Total AOCI
Balance as of January 1, 2021	$(1,080)	$(760)	$(73)	$(1,913)
AOCI before reclasses – net of taxes of $(7), $(2) and $-	(110)	655	61	606
Reclasses from AOCI – net of taxes of $-, $(2) and $(1)	—	65	(9)	56
Less: AOCI attributable to noncontrolling interests	2	3	—	5
Balance as of December 31, 2021	$(1,192)	$(43)	$(21)	$(1,256)
AOCI before reclasses – net of taxes of $8, $12 and $(1)	(254)	106	(46)	(194)
Reclasses from AOCI – net of taxes of $-, $4 and $-	—	(28)	24	(4)
Less: AOCI attributable to noncontrolling interests	(1)	3	—	2
Balance as of December 31, 2022	$(1,445)	$32	$(43)	$(1,456)
Transfer or allocation of benefit plans – net of taxes of $-, $70 and $-	—	1,702	—	1,702
AOCI before reclasses – net of taxes of $-, $48 and $(1)	95	(735)	45	(595)
Reclasses from AOCI – net of taxes of $-, $(2) and $-	19	(327)	24	(284)
Less: AOCI attributable to noncontrolling interests	4	(2)	—	2
Balance as of December 31, 2023	$(1,335)	$674	$26	$(635)